Derivative Instruments - (Narrative) (Details) (Not Designated as Hedging Instrument [Member]) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended					12 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2013 Foreign Currency Forward Contract [Member] USD ($)	Sep. 30, 2013 Foreign Currency Forward Contract [Member] MXN	Mar. 31, 2010 Fuel contract [Member] gal	Dec. 31, 2010 Fuel Gain [Member] Fuel contract [Member] USD ($)
Derivative [Line Items]
Aggregate notional amount of foreign currency forward contracts					$ 325.0	4,202.3
Derivative maturity date					Dec. 31, 2013	Dec. 31, 2013
Weighted average forward exchange rate of derivatives (in Ps per USD)						12.93
Gallons of diesel fuel purchases covered by fuel swap agreements							6,600,000
Average swap price per gallon							2.15
Amount of gain/(loss) recognized in income on derivative	$ (1.3)	$ 0	$ (6.3)	$ 0				$ 0.4